Reconciliation of Financial Statements to Form 5500 (Tables) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule of Net Assets Available for Benefits Per the Financial Statements to the Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to net assets per the Form 5500:

December 31,	2025	2024

Net assets available for benefits per the financial statements	$77,820,483,784	$65,627,337,124
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	2,871,823	0
Benefits payable	(9,785,264)	(3,303,297)

Net assets per the Form 5500	$77,813,570,343	$65,624,033,827

Schedule of Net Increase in Net Assets Available for Benefits Per the Financial Statements to the Form 5500
The following is a reconciliation of net increase in net assets available for benefits per the financial statements to the Form 5500:

Year Ended December 31,	2025

Net increase in net assets available for benefits per the financial statements	$12,193,146,660
Increase in benefits payable at year end	(6,481,967)
Adjustment from contract value to fair value for fully benefit-responsive investment contracts at end of the year	2,871,823

Net income per the Form 5500	$12,189,536,516